Other Financial Liabilities and Other Liabilities - Schedule of Miscellaneous Other Liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Other financial liabilities and other liabilities [Line Items]
Present value discount	₩ (10,645)		₩ (13,968)
Total of other financial liabilities	38,118,058	$ 26,387,495	32,314,051
Other liabilities	833,894		796,498
Total of other financial liabilities and other liabilities	38,951,952		33,110,549
Accounts payable | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	8,059,195		7,250,633
Accrued expenses | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,456,143		4,694,493
Borrowings from trust accounts | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	7,692,762		6,769,383
Agency business revenue | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	594,685		733,990
Foreign exchange payables | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	784,357		902,564
Domestic exchange settlement credits | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	11,749,779		7,592,473
Lease liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	541,572		527,090
Other miscellaneous financial liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Gross carrying amount	4,250,210		3,857,393
Unearned Income | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	354,792		407,525
Other miscellaneous liabilities | Gross carrying amount
Other financial liabilities and other liabilities [Line Items]
Other liabilities	₩ 479,102		₩ 388,973